Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts (in Dollars)	$ 20,000	$ 20,000
Preferred Stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	5,000,000	5,000,000
Preferred Stock shares issued	220,000	0
Preferred stock shares outstanding	220,000	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	30,252,938	23,284,236
Common stock outstanding	30,252,938	23,284,236
Treasury Stock shares	23,334	23,334